Stock-Based Compensation - Summary of RSU and RSA Activity under Equity Plans (Details) - $ / shares		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSA
Shares
Options outstanding (in shares)		4,183,624	4,183,624	4,183,624
Forfeited (in shares)		0	0	0
Outstanding (in shares)		4,183,624	4,183,624	4,183,624
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)		$ 1.37	$ 1.37	$ 1.37
Outstanding (in USD per share)		$ 1.37	$ 1.37	$ 1.37
RSA | As Originally Reported
Shares
Options outstanding (in shares)				1,404,557
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)				$ 4.09
RSA | Retrospective Application of the Recapitalization
Shares
Options outstanding (in shares)				2,779,067
RSUs
Shares
Options outstanding (in shares)		9,539,807	6,427,387	4,910,825
Granted (in shares)		3,340,173	4,329,925
Modified (in shares)		0
Forfeited (in shares)		(896,344)	(1,217,505)	(1,222,706)
Outstanding (in shares)		11,983,636	9,539,807	6,427,387
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)		$ 8.33	$ 7.31	$ 6.79
Granted (in USD per share)		6.80	9.83
Modified (in USD per share)	$ 12.23	12.23
Forfeited (in USD per share)		8.48	8.30	6.94
Outstanding (in USD per share)		$ 12.43	$ 8.33	$ 7.31
RSUs | As Originally Reported
Shares
Options outstanding (in shares)				1,670,669
Granted (in shares)				2,739,268
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)				$ 19.94
Granted (in USD per share)				$ 8.08
RSUs | Retrospective Application of the Recapitalization
Shares
Options outstanding (in shares)				3,240,156
PRSU
Shares
Options outstanding (in shares)		0
Granted (in shares)		1,101,683
Outstanding (in shares)		1,101,683	0
Weighted Average Grant Date Fair Value per Share
Granted (in USD per share)		$ 6.72
Outstanding (in USD per share)		$ 6.72